VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.0%
		Communication Services: 5.8%
20,501		AT&T, Inc.	$ 597,604	0.2
20,392		CenturyLink, Inc.	192,908	0.1
96,383		Comcast Corp. - Class A	3,313,648	1.3
116,460		Fox Corp. - Class B	2,664,605	1.0
237,534		News Corp - Class A	2,131,868	0.8
124,188	(1)	Telefonica S.A.	565,191	0.2
81,275		Verizon Communications, Inc.	4,366,906	1.7
14,484		Walt Disney Co.	1,399,154	0.5
			15,231,884	5.8

		Consumer Discretionary: 2.1%
58,511		Kohl's Corp.	853,675	0.3
55,523		Las Vegas Sands Corp.	2,358,062	0.9
137,316	(1),(2)	Mattel, Inc.	1,209,754	0.5
2,900		McDonald's Corp.	479,515	0.2
22,974		MGM Resorts International	271,093	0.1
5,600		Royal Caribbean Cruises Ltd.	180,152	0.1
			5,352,251	2.1

		Consumer Staples: 9.2%
25,838		Bunge Ltd.	1,060,133	0.4
158,412		Conagra Brands, Inc.	4,647,808	1.8
9,187		Kellogg Co.	551,128	0.2
40,740		Kimberly-Clark Corp.	5,209,424	2.0
2,700		Mondelez International, Inc.	135,216	0.1
73,728		Philip Morris International, Inc.	5,379,195	2.0
87,417		Tyson Foods, Inc.	5,058,822	1.9
18,911		Walmart, Inc.	2,148,668	0.8
			24,190,394	9.2

		Energy: 7.7%
8,617		Chevron Corp.	624,388	0.2
12,900		Enbridge, Inc.	375,261	0.1
14,300		EOG Resources, Inc.	513,656	0.2
82,727		Exxon Mobil Corp.	3,141,144	1.2
43,600		Halliburton Co.	298,660	0.1
7,131		Hess Corp.	237,462	0.1
106,483	(2)	Occidental Petroleum Corp.	1,233,073	0.5
14,033		Pioneer Natural Resources Co.	984,415	0.4
10,700		Suncor Energy, Inc.	169,060	0.1
95,306		Targa Resources Corp.	658,565	0.3
114,644		TC Energy Corp.	5,078,729	1.9
185,783		Total S.A. ADR	6,918,559	2.6
			20,232,972	7.7

		Financials: 19.8%
137,521		American International Group, Inc.	3,334,884	1.3
15,218		Bank of America Corp.	323,078	0.1
49,775		Chubb Ltd.	5,559,370	2.1
93,998		Equitable Holdings, Inc.	1,358,271	0.5
203,360		Fifth Third Bancorp	3,019,896	1.2
69,960		Franklin Resources, Inc.	1,167,632	0.4
70,223		JPMorgan Chase & Co.	6,322,177	2.4
66,076		Loews Corp.	2,301,427	0.9
8,741		Marsh & McLennan Cos., Inc.	755,747	0.3
124,426		Metlife, Inc.	3,803,703	1.4
136,960		Morgan Stanley	4,656,640	1.8
9,950		Northern Trust Corp.	750,827	0.3
22,332		PNC Financial Services Group, Inc.	2,137,619	0.8
22,760		Raymond James Financial, Inc.	1,438,432	0.5
68,951		State Street Corp.	3,673,020	1.4
46,068		US Bancorp	1,587,043	0.6
290,833		Wells Fargo & Co.	8,346,907	3.2
8,591		Willis Towers Watson PLC	1,459,181	0.6
			51,995,854	19.8

		Health Care: 14.7%
56,509		AbbVie, Inc.	4,305,421	1.6
17,350		Anthem, Inc.	3,939,144	1.5
8,721		Becton Dickinson & Co.	2,003,824	0.8
21,247		Bristol-Myers Squibb Co.	1,184,308	0.5
81,251		CVS Health Corp.	4,820,622	1.8
53,920		Gilead Sciences, Inc.	4,031,059	1.5
57,775		GlaxoSmithKline PLC	1,084,097	0.4
10,000	(2)	GlaxoSmithKline PLC ADR	378,900	0.1
51,574		Johnson & Johnson	6,762,898	2.6
47,461		Medtronic PLC	4,280,033	1.6
142,755		Pfizer, Inc.	4,659,523	1.8
11,886		Zimmer Biomet Holdings, Inc.	1,201,437	0.5
			38,651,266	14.7

		Industrials: 11.4%
45,339		Alaska Air Group, Inc.	1,290,801	0.5
25,064		Boeing Co.	3,738,045	1.4
32,245		Emerson Electric Co.	1,536,474	0.6
5,547		Flowserve Corp.	132,518	0.0
680,060		General Electric Co.	5,399,677	2.1
42,652		Johnson Controls International plc	1,149,898	0.4
26,431		L3Harris Technologies, Inc.	4,760,752	1.8
136,261		Nielsen Holdings PLC	1,708,713	0.6
37,729		nVent Electric PLC	636,488	0.2
20,060		Paccar, Inc.	1,226,268	0.5
7,427		Snap-On, Inc.	808,206	0.3
1,400		Stanley Black & Decker, Inc.	140,000	0.1
41,447	(1),(2)	Stericycle, Inc.	2,013,495	0.8
52,369		United Parcel Service, Inc. - Class B	4,892,312	1.9
5,910		United Technologies Corp.	557,490	0.2
			29,991,137	11.4

		Information Technology: 8.3%
44,330		Applied Materials, Inc.	2,031,201	0.8
98,214		Cisco Systems, Inc.	3,860,792	1.5
9,722		Cognizant Technology Solutions Corp.	451,781	0.2
29,924		Microsoft Corp.	4,719,314	1.8

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
7,845		NXP Semiconductor NV - NXPI - US	$ 650,586	0.3
105,137		Qualcomm, Inc.	7,112,518	2.7
24,761		Texas Instruments, Inc.	2,474,367	0.9
9,128		Western Digital Corp.	379,907	0.1
			21,680,466	8.3

		Materials: 4.3%
5,339		Akzo Nobel NV	351,139	0.1
104,743		CF Industries Holdings, Inc.	2,849,010	1.1
43,042		Dow, Inc.	1,258,548	0.5
105,121		DowDuPont, Inc.	3,584,626	1.3
93,718		International Paper Co.	2,917,441	1.1
5,191		PPG Industries, Inc.	433,968	0.2
			11,394,732	4.3

		Real Estate: 3.3%
40,716		Equity Residential	2,512,585	0.9
93,060		Rayonier, Inc.	2,191,563	0.8
28,202		SL Green Realty Corp.	1,215,506	0.5
167,936		Weyerhaeuser Co.	2,846,515	1.1
			8,766,169	3.3

		Utilities: 8.4%
103,921		Centerpoint Energy, Inc.	1,605,579	0.6
63,650		Edison International	3,487,383	1.3
10,495		NextEra Energy, Inc.	2,525,307	0.9
198,680		NiSource, Inc.	4,961,040	1.9
17,850		Sempra Energy	2,016,872	0.8
140,028		Southern Co.	7,581,116	2.9
			22,177,297	8.4

	Total Common Stock
	(Cost $281,324,751)		249,664,422	95.0

PREFERRED STOCK: 2.7%
		Health Care: 1.0%
50,016	(1)	Becton Dickinson and Co.	2,614,837	1.0

		Utilities: 1.7%
23,003	(1)	NextEra Energy, Inc.	1,017,065	0.4
17,784	(1)	Sempra Energy SRE A	1,645,376	0.6
5,385	(1),(2)	Sempra Energy SRE B	505,813	0.2
30,331	(1)	Southern Co/The	1,346,696	0.5
			4,514,950	1.7

	Total Preferred Stock
	(Cost $7,466,714)		7,129,787	2.7

Principal Amount†			Value	Percentage of Net Assets
CONVERTIBLE BONDS/NOTES: 0.2%
		Financial: 0.2%
772,000	(3)	AXA SA, 7.250%, 05/15/2021	$ 561,854	0.2

	Total Convertible Bonds/Notes
	(Cost $772,000)		561,854	0.2

	Total Long-Term Investments
	(Cost $289,563,465)		257,356,063	97.9

SHORT-TERM INVESTMENTS: 2.6%
		Repurchase Agreements: 1.8%
1,083,654	(4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/20, 0.02%, due 04/01/20 (Repurchase Amount $1,083,655, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,105,327, due 05/01/20-02/20/70)	1,083,654	0.4
1,083,654	(4)	Citigroup, Inc., Repurchase Agreement dated 03/31/20, 0.02%, due 04/01/20 (Repurchase Amount $1,083,655, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-11.000%, Market Value plus accrued interest $1,105,327, due 04/15/20-01/01/59)	1,083,654	0.4
1,083,654	(4)	HSBC Securities USA, Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $1,083,654, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-8.000%, Market Value plus accrued interest $1,105,327, due 02/01/30-03/01/56)	1,083,654	0.4

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,083,654	(4) RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $1,083,654, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $1,105,327, due 07/15/20-02/20/50)	$ 1,083,654	0.4
321,248	(4) TD Securities (USA) LLC, Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $321,248, collateralized by various U.S. Government Agency Obligations, 2.500%-5.000%, Market Value plus accrued interest $327,673, due 01/01/44-08/01/48)	321,248	0.2

	Total Repurchase Agreements
	(Cost $4,655,864)	4,655,864	1.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
2,159,226	(5) T. Rowe Price Government Reserve Fund, 0.870%
	(Cost $2,159,226)	2,159,226	0.8

	Total Short-Term Investments
	(Cost $6,815,090)	6,815,090	2.6

	Total Investments in Securities (Cost $296,378,555)	$ 264,171,153	100.5
	Liabilities in Excess of Other Assets	(1,261,111)	(0.5)
	Net Assets	$ 262,910,042	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of March 31, 2020.

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Common Stock
Communication Services	$ 14,666,693	$ 565,191	$ –	$ 15,231,884
Consumer Discretionary	5,352,251	–	–	5,352,251
Consumer Staples	24,190,394	–	–	24,190,394
Energy	20,232,972	–	–	20,232,972
Financials	51,995,854	–	–	51,995,854
Health Care	37,567,169	1,084,097	–	38,651,266
Industrials	29,991,137	–	–	29,991,137
Information Technology	21,680,466	–	–	21,680,466
Materials	11,043,593	351,139	–	11,394,732
Real Estate	8,766,169	–	–	8,766,169
Utilities	22,177,297	–	–	22,177,297
Total Common Stock	247,663,995	2,000,427	–	249,664,422
Preferred Stock	6,112,722	1,017,065	–	7,129,787
Convertible Bonds/Notes	–	561,854	–	561,854
Short-Term Investments	2,159,226	4,655,864	–	6,815,090
Total Investments, at fair value	$ 255,935,943	$ 8,235,210	$ –	$ 264,171,153

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $297,679,557.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$26,194,462
Gross Unrealized Depreciation	(59,703,204)
Net Unrealized Depreciation	$(33,508,742)